COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
COMMITMENTS AND CONTINGENCIES
2019	$ 156,319				¥ 1,074,771
2020	130,165				894,950
2021	108,427				745,491
2022	88,290				607,038
2023	71,050				488,503
Total	554,251				¥ 3,810,753
Total rental expenses for all operating leases	157,645	¥ 1,083,889	¥ 981,737	¥ 772,819
Commitments for the construction of warehouses, hubs and sortation centers and related equipments	$ 102,066	¥ 701,755